Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Results of Discontinued Operations
Results of discontinued operations were as follows for the years ended December 31, 2014 and 2013 (in millions):

	Year Ended December 31, 2014	Year Ended December 31, 2013
Total revenues, less transaction-based expenses	$347	$76
Operating expenses:
Compensation and benefits	105	29
Technology and communication	31	6
Professional services	31	6
Rent and occupancy	12	4
Acquisition-related transaction and integration costs	103	22
Selling, general, administrative	16	4
Depreciation and amortization	16	5
Total operating expenses	314	76
Operating income	33	—
Other income (expense), net	5	(4)
Income tax expense	27	46
Income (loss) from discontinued operations, net of tax	$11	$(50)